UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parametrica Management Ltd.
Address: Unit 5503, 55/F Floor, The Center
         99 Queen's Road East
         Central, Hong Kong

13F File Number:  028-14604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Xiongwei Ju
Title:     Managing Partner
Phone:     (852) 2877-0666

Signature, Place, and Date of Signing:

 /s/  Xiongwei Ju     Central, Hong Kong     April 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $6,490 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-14605                     Parametrica Asset Management Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                     COM              008916108      202     2067 SH       SOLE                     2067        0        0
BELO CORP                      COM SER A        080555105      117    11889 SH       SOLE                    11889        0        0
CARNIVAL CORP                  PAIRED CTF       143658300      203     5914 SH       SOLE                     5914        0        0
CHEVRON CORP NEW               COM              166764100      325     2739 SH       SOLE                     2739        0        0
COUSINS PPTYS INC              COM              222795106      129    12108 SH       SOLE                    12108        0        0
CVS CAREMARK CORPORATION       COM              126650100      275     5007 SH       SOLE                     5007        0        0
DELUXE CORP                    COM              248019101      204     4918 SH       SOLE                     4918        0        0
EATON CORP PLC                 SHS              G29183103      274     4470 SH       SOLE                     4470        0        0
ECOLAB INC                     COM              278865100      206     2574 SH       SOLE                     2574        0        0
FINISH LINE INC                CL A             317923100      207    10591 SH       SOLE                    10591        0        0
FLIR SYS INC                   COM              302445101      263    10095 SH       SOLE                    10095        0        0
FRONTIER COMMUNICATIONS CORP   COM              35906A108       71    17902 SH       SOLE                    17902        0        0
GAMESTOP CORP NEW              CL A             36467W109      333    11904 SH       SOLE                    11904        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101       91    12166 SH       SOLE                    12166        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106       76    23251 SH       SOLE                    23251        0        0
JUNIPER NETWORKS INC           COM              48203R104      262    14114 SH       SOLE                    14114        0        0
KAR AUCTION SVCS INC           COM              48238T109      208    10383 SH       SOLE                    10383        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109      178    14369 SH       SOLE                    14369        0        0
LOEWS CORP                     COM              540424108      235     5335 SH       SOLE                     5335        0        0
MICRON TECHNOLOGY INC          COM              595112103      204    20419 SH       SOLE                    20419        0        0
MONSANTO CO NEW                COM              61166W101      269     2549 SH       SOLE                     2549        0        0
NII HLDGS INC                  CL B NEW         62913F201       87    20035 SH       SOLE                    20035        0        0
RED HAT INC                    COM              756577102      217     4288 SH       SOLE                     4288        0        0
RLJ LODGING TR                 COM              74965L101      233    10216 SH       SOLE                    10216        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      227     6834 SH       SOLE                     6834        0        0
SIGNET JEWELERS LIMITED        SHS              G81276100      363     5424 SH       SOLE                     5424        0        0
SIRIUS XM RADIO INC            COM              82967N108       80    25872 SH       SOLE                    25872        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      239     3744 SH       SOLE                     3744        0        0
VERINT SYS INC                 COM              92343X100      381    10415 SH       SOLE                    10415        0        0
WENDYS CO                      COM              95058W100       83    14677 SH       SOLE                    14677        0        0
XYLEM INC                      COM              98419M100      248     8990 SH       SOLE                     8990        0        0